Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment, Net
Property, Plant and Equipment, Net

Note 8. Property, Plant and Equipment, Net

Property, plant and equipment consist of the following (in thousands):

	Year Ended
	December 31,	December 31,
	2020	2019
Leasehold improvements	$2,214	$2,133
Machinery	1,045	1,306
Furniture, fixtures and equipment	28	49
Computer hardware and software	1,209	347
	4,496	3,835
Accumulated depreciation	(2,131)	(1,787)
	2,365	2,048
Construction in progress	26	1
	$2,391	$2,049

Depreciation expense was $1.9 million and $1.3 million for the years ended December 31, 2020 and 2019, respectively. There is less than $0.1 million of remaining construction in progress expenditures to substantially complete the projects.